BALANCE SHEET COMPONENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Balance Sheet Related Disclosures [Abstract]
Schedule of Inventories

Inventories, net as of September 30, 2024 and December 31, 2023 consisted of the following:

	September 30, 2024	December 31, 2023
Raw materials and supplies	$1,913,013	$1,973,634
Work-in-process	161,137	158,346
Finished goods	613,789	457,752
Inventories, gross	2,687,939	2,589,732
Less: inventory reserve	(1,161,469)	(1,133,457)
Inventories, net	$1,526,470	$1,456,275

Inventories, net as of December 31, 2023 and 2022 consisted of the following:

	December 31, 2023	December 31, 2022
Raw materials and supplies	$1,973,634	$1,011,421
Work-in-process	158,346	15,213
Finished goods	457,752	239,051
Inventories, gross	2,589,732	1,265,685
Less: inventory reserve	(1,133,457)	(292,990)
Inventories, net	$1,456,275	$972,695

Schedule of Property and Equipment, Net

Property and equipment, net as of September 30, 2024 and December 31, 2023 consisted of the following:

	September 30, 2024	December 31, 2023
Machinery and equipment	$7,311,625	$7,179,629
Leasehold improvements	897,948	897,948
Furniture and office equipment	205,897	205,897
Computer equipment and software	197,386	197,386
Property and equipment, gross	8,612,856	8,480,860
Less: accumulated depreciation and amortization	(3,475,821)	(2,829,884)
Property and equipment, net	$5,137,035	$5,650,976

Property and equipment, net as of December 31, 2023 and 2022 consisted of the following:

	December 31, 2023	December 31, 2022
Machinery and equipment	$7,179,629	$4,827,626
Leasehold improvements	897,948	810,248
Furniture and office equipment	205,897	180,747
Computer equipment and software	197,386	136,282
Property and equipment, gross	8,480,860	5,954,903
Less: accumulated depreciation and amortization	(2,829,884)	(2,183,054)
Property and equipment, net	$5,650,976	$3,771,849

Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets as of September 30, 2024 and December 31, 2023 consisted of the following:

	September 30, 2024	December 31, 2023
Prepaid insurance	$488,523	$61,342
Other prepaid assets	34,074	94,653
Other current assets	4,464	260
Total prepaid expenses and other current assets	$527,061	$156,255

Prepaid expenses and other current assets as of December 31, 2023 and 2022 consisted of the following:

	December 31, 2023	December 31, 2022
Prepaid insurance	$61,342	$—
Other prepaid assets	94,653	34,889
Other current assets	260	11,848
Total prepaid expenses and other current assets	$156,255	$46,737

Schedule of Accrued Liabilities

Accrued liabilities as of September 30, 2024 and December 31, 2023 consisted of the following:

	September 30, 2024	December 31, 2023
Accrued payroll and related benefits	$403,574	$754,904
Accrued legal, accounting and professional fees	2,500,983	838,865
Accrued transaction costs related to the reverse recapitalization	503,600	503,600
Accrued taxes payable	196,842	89,346
Accrued interest	625,599	337,913
Other	212,581	225,677
Total accrued expenses	$4,443,179	$2,750,305

Accrued expenses as of December 31, 2023 and 2022 consisted of the following:

	December 31, 2023	December 31, 2022
Accrued payroll and related benefits	$754,904	$636,009
Accrued legal, accounting and professional fees	838,865	548,569
Accrued transaction costs related to the reverse recapitalization	503,600	651,818
Accrued taxes payable	89,346	108,516
Accrued interest	337,913	175,288
Other	225,677	191,918
Total accrued expenses	$2,750,305	$2,312,118